PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	June 30,	September 30,
	2015	2014
Electronic equipment	$147,012	$142,956
Vehicles	296,608	303,345
Machinery and equipment	2,151,393	2,134,306
Buildings and improvements	7,849,533	7,787,198
Navel orange orchards	10,886,886	10,800,430
Subtotal	21,331,432	21,168,235
Less: Accumulated depreciation	8,083,612	7,182,930
Total	$13,247,820	$13,985,305
Depreciation expense was $288,675 and $232,765 for the three months ended June 30, 2015 and 2014, respectively, $903,336 and $830,029 for the nine months ended June 30, 2015 and 2014, respectively.

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2014	September 30, 2013
Office equipment	$142,956	$117,670
Vehicles	303,345	325,566
Machinery and equipment	2,134,306	2,064,525
Buildings and improvements	7,787,198	7,755,617
Navel orange orchards	10,800,430	10,623,019
Subtotal	21,168,235	20,886,397
Less: Accumulated depreciation	7,182,930	6,084,046
	13,985,305	14,802,351
Add: Construction in progress Total	—	305,680
Total	$13,985,305	$15,108,031
Depreciation expense was $1,146,412 and $1,116,727 for the years ended September 30, 2014 and 2013, respectively.